Supplement Dated June 6, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated June 6, 2013
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective June 6, 2013, unless otherwise noted below.

In the prospectus for the Curian Guidance – Interest Rate Opportunities Fund in the sub-section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.28%
Total Annual Fund Operating Expenses	1.71%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.71%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Multi-Strategy Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.07%
Total Annual Fund Operating Expenses	1.50%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.50%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Equity Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.25%
Total Annual Fund Operating Expenses	1.71%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.71%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian Guidance – Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.13%
Total Annual Fund Operating Expenses	1.59%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.59%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.21%
Total Annual Fund Operating Expenses	1.67%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.67%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.25%
Total Annual Fund Operating Expenses	1.68%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.68%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.28%
Total Annual Fund Operating Expenses	1.74%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.74%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.34%
Total Annual Fund Operating Expenses	1.80%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.80%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.12%
Total Annual Fund Operating Expenses	1.58%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.58%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.42%
Total Annual Fund Operating Expenses	1.88%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.88%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.57%
Total Annual Fund Operating Expenses	2.03%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.03%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Institutional Alt 100 Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.76%
Total Annual Fund Operating Expenses	2.19%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.19%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Institutional Alt 100 Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	1.85%
Total Annual Fund Operating Expenses	2.31%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.31%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Institutional Alt 100 Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.68%
Total Annual Fund Operating Expenses	2.11%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.11%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – International Opportunities Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.13%
Total Annual Fund Operating Expenses	1.56%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.56%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – International Opportunities Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.23%
Total Annual Fund Operating Expenses	1.66%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – International Opportunities Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.30%
Total Annual Fund Operating Expenses	1.73%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.73%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Equity 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	0.86%
Total Annual Fund Operating Expenses	1.32%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.32%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Fixed Income 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.26%
Acquired Fund Fees and Expenses2	0.74%
Total Annual Fund Operating Expenses	1.20%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.20%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance – Real Assets Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses2	1.19%
Total Annual Fund Operating Expenses	1.62%
Less Waiver/Reimbursement3	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.62%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 7, 2013, in the section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management” for the Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund, please remove the line item relating to James R. Ferrin and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital

Effective June 7, 2013, in the section entitled “Additional Information About Each Fund,” sub-section “The Adviser and Portfolio Management” for the Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund, please remove the bullet for James R. Ferrin in its entirety and replace it with the following:

•
Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

In the section entitled “Management of the Trust,” sub-section entitled “Advisory Fee,” please delete the paragraph following the advisory fee chart and replace the paragraph in its entirety with the following:

The following terms apply in connection with the Adviser’s contractual obligation to waive fees for the Funds in the following chart.  There can be no assurance that the Adviser will continue to waive any of these fees following the period ending one year from the date of this Prospectus.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Fund	Fee Waiver
Curian Guidance – Interest Rate Opportunities Fund	0.05%*
Curian Guidance – Multi-Strategy Income Fund	0.05%*
Curian Guidance – Equity Income Fund	0.05%*
Curian Guidance – Conservative Fund	0.05%*
Curian Guidance – Moderate Fund	0.05%*
Curian Guidance – Growth Fund	0.05%*
Curian Guidance – Moderate Growth Fund	0.05%*
Curian Guidance – Maximum Growth Fund	0.05%*
Curian Guidance – Tactical Moderate Growth Fund	0.05%*
Curian Guidance – Tactical Maximum Growth Fund	0.05%*
Curian Guidance – Institutional Alt 65 Fund	0.05%*
Curian Guidance – Institutional Alt 100 Conservative Fund	0.05%*
Curian Guidance – Institutional Alt 100 Moderate Fund	0.05%*
Curian Guidance – Institutional Alt 100 Growth Fund	0.05%*
Curian Guidance – International Opportunities Conservative Fund	0.05%*
Curian Guidance – International Opportunities Moderate Fund	0.05%*
Curian Guidance – International Opportunities Growth Fund	0.05%*

Fund	Fee Waiver
Curian Guidance – Equity 100 Fund	0.05%*
Curian Guidance – Fixed Income 100 Fund	0.05%*
Curian Guidance – Real Assets Fund	0.05%*
Curian Tactical Advantage 35 Fund	0.30%
Curian Tactical Advantage 60 Fund	0.30%
Curian Tactical Advantage 75 Fund	0.30%
Curian Dynamic Risk Advantage - Diversified Fund	0.07%
Curian Dynamic Risk Advantage Growth Fund	0.07%
Curian Dynamic Risk Advantage - Income Fund	0.35%
Curian/American Funds Growth Fund	0.50%
* Waiver only applies to total net assets greater than or equal to $1 billion

This supplement is dated June 6, 2013.

(To be used with JMV8037 04/13 and JMV8037NY 04/13.)

Supplement Dated June 6, 2013
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective June 7, 2013, unless otherwise noted below.

On pages 72-73, in the section “Investment Adviser, Sub-Adviser and Service Provider,” sub-section “Investment Adviser and Portfolio Managers” regarding the tables for the Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund, please remove the line items relating to James R. Ferrin and replace it with the following information as of December 31, 2012:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jonathan Shiffer	0	$0	0	$0	0	$0

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jonathan Shiffer	0	$0	0	$0	0	$0

1

On page 74, in the section “Investment Adviser, Sub-Adviser and Service Provider,” sub-section “Investment Adviser and Portfolio Managers,” please remove items relating to James R. Ferrin from the table entitled “Security Ownership of the Portfolio Managers for the Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund” and replace it with the following:

Security Ownership of Portfolio Manager	Jonathan Shiffer
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This supplement is dated June 6, 2013.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13)

CMV11174 06/13

2